Non-cash Investing and Financing Transaction	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

NON-CASH INVESTING AND FINANCING TRANSACTIONS:

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During the nine months ended September 30, 2013, ClearPoint reusable components with a cost of $163,553 were transferred from inventory to loaned systems, which is a component of property and equipment. During the nine months ended September 30, 2014, a net amount of ClearPoint reusable components with a cost of $172,542 and accumulated depreciation of $86,812 were transferred from loaned systems to inventory at the net carrying cost.

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In March 2013, in connection with a loan modification, accrued interest in the amount of $389,444 was rolled into the principal balance of a note payable and the principal balance of the note was increased by an additional $1,900,000.

●	In recording the January 2013 equity private placement transaction, deferred financing costs of $24,219 were netted against the proceeds recorded to additional paid-in capital.

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In March 2014, the Company entered into an asset purchase agreement to sell certain intellectual property. The asset purchase price was satisfied through the cancellation of related party convertible notes payable in the aggregate amount of $4,338,601.

NON-CASH INVESTING AND FINANCING TRANSACTIONS:

●	In February 2012, the terms of related party notes payable were modified (see Note 6) and accrued interest of $838,601 was added to the principal balances of the original notes.

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Upon the effectiveness of the Company’s Form 10 registration statement in February 2012, the principal balance of convertible notes payable totaling $10,811,500 and the related accrued interest of $974,311 were converted into shares of the Company’s common stock (see Note 8). In addition, unamortized debt discounts totaling $405,602 at the conversion date related to the relative fair value of warrants issued in connection with the issuance of the convertible notes (originally accounted for as equity) were offset against additional paid-in capital.

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In February 2012, warrants with a fair value of $237,299 (recorded as deferred financing costs and additional paid-in capital) were issued to the placement agent and its sub-placement agents in connection with the Company’s sale of units consisting of secured convertible notes and common stock warrants (see Note 8).

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In January and February 2012, both the $383,204 relative fair value of warrants and the $383,204 intrinsic value of the beneficial conversion feature associated with notes issued by the Company in an offering of units (see Note 8) were recorded as additional paid-in capital and a discount to the convertible notes payable.

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In June 2012, the Company issued 1,500,000 shares of its common stock in exchange for settlement of accounts payable of $612,500 and the purchase of software licenses in the amount of $1,050,000 (see Note 10).

●	At December 31, 2012, deferred financing costs in the amount of $24,219, were included in accrued expenses.

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ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, during the year ended December 31, 2012 with a cost of $339,802. During the year ended December 31, 2013, a net amount of ClearPoint reusable components with a cost of $143,372 and accumulated depreciation of $115,952 were transferred from loaned systems to inventory at the net carrying cost.

●	In March 2013, in connection with a loan modification, accrued interest in the amount of $389,444 was rolled into the principal balance of a note payable.